Company's Investment Policy Targets and Ranges for Each Asset Category (Detail)	12 Months Ended
Dec. 31, 2013
U.S. Plans | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	58.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	52.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	64.00%
U.S. Plans | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	36.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	33.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	39.00%
U.S. Plans | Real Estate
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	6.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	3.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	9.00%
U.S. Plans | Cash
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	5.00%
U.S. Plans | Other
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
International Plans | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	38.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	32.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	44.00%
International Plans | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	55.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	48.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	61.00%
International Plans | Real Estate
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	1.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	3.00%
International Plans | Cash
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	1.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	5.00%
International Plans | Other
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined benefit plan target allocation percentage of assets	5.00%
Defined Benefit Plan Target Plan Asset Allocations Range Minimum	0.00%
Defined Benefit Plan Target Plan Asset Allocations Range Maximum	10.00%